Related party transactio (Details Narrative) - Investors [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Jun. 30, 2022
Related Party Transaction [Line Items]
Proceeds from Related Party Debt	$ 1,600	$ 1,900
Accounts Receivable, Related Parties	$ 300	$ 200	$ 300